NOTES RECEIVABLE - Schedule of Notes Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note Amount, current		$ 1,500	$ 1,500
Plus Accrued Interest, current		45	250
Less Unamortized Note Discount, current
Note Balance per Balance Sheet, current	$ 1,617	1,545	1,750
Note Amount, non-current		2,000	4,332
Less Unamortized Note Discount, non-current		(507)	(1,005)
Note Balance per Balance Sheet, non-current		1,493	3,328
Note Amount, current and non-current	2,000	3,500
Plus Accrued interest, current and non-current		45	251
Less Unamortized Note Discount, current and non-current	(383)	(507)	(1,005)
Note Balance per Balance Sheet, current and non-current1	1,617	3,038
Notes Receivable - Laramide [Member]
Note Amount, current	2,000	1,500	1,500
Plus Accrued Interest, current		45	250
Less Unamortized Note Discount, current	(383)
Note Balance per Balance Sheet, current	$ 1,617	1,545	1,750
Note Amount, non-current		2,000	3,500
Less Unamortized Note Discount, non-current		(507)	(1,005)
Note Balance per Balance Sheet, non-current		$ 1,493	$ 2,495